SWDocIDKL2:2083859.1
KL2:2083859.1


                        RENAISSANCE CAPITAL GREENWICH FUNDS

                                2 GREENWICH PLAZA

                                GREENWICH, CT 06830

                                 February 8, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza

Washington, D.C. 20549

                                    Re:      Renaissance Capital Greenwich Funds

                                            File No. 333-21311 File No. 811-8049
                                            ------------------------------------

Ladies and Gentlemen:

         Regarding the Post-Effective Amendment No. 3 to Registrant's Registration Amendment that was filed electronically with the Securities and Exchange Commission on February 2, 2001, please note that this should have been Post-Effective Amendment No. 4. Subsequent filings will reflect this correction.

                                  Very truly yours,


                                  Renaissance Capital Greenwich Funds

                                  By:______________________________________
                                  Linda R. Killian, Secretary and Vice President